Capital structure, Share Schemes, Movement in Options on Issue (Details)		12 Months Ended
		Jun. 30, 2024 shares ShareSchemes $ / shares	Jun. 30, 2023 shares $ / shares
Share schemes [Abstract]
Number of share schemes | ShareSchemes		2
Share Options [Member]
Movement in shares options on issue [Abstract]
Opening balance (in shares)		4,369,643	4,369,643
Issued (in shares)		0	0
Exercised (in shares)		(357,710)	0
Transferred (in shares)		(1,073,130)	0
Closing balance (in shares)		2,939,803	4,369,643
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	09-Nov-18	09-Nov-18
Vesting date	[1]	Nov. 09, 2019	Nov. 09, 2019
Expiry date	[1]	Nov. 09, 2023	Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.126	$ 0.126
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.242	$ 0.242
Opening balance (in shares)	[1]	715,420	715,420
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	(357,710)	0
Transferred (in shares)	[1]	(357,710)	0
Closing balance (in shares)	[1]	0	715,420
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	14-Nov-19	14-Nov-19
Vesting date	[1]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[1]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.243	$ 0.243
Opening balance (in shares)	[1]	653,594	653,594
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	0	0
Transferred (in shares)	[1]	0	0
Closing balance (in shares)	[1]	653,594	653,594
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1],[2]	16-Nov-20	16-Nov-20
Vesting date	[1],[2]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[1],[2]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[1],[2]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1],[2]	$ 0.185	$ 0.185
Opening balance (in shares)	[1],[2]	652,646	978,969
Issued (in shares)	[1],[2]	0	0
Exercised (in shares)	[1],[2]	0	0
Transferred (in shares)	[1],[2]	0	(326,323)
Closing balance (in shares)	[1],[2]	652,646	652,646
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[3]	09-Nov-18	09-Nov-18
Vesting date	[3]	Nov. 09, 2019	Nov. 09, 2019
Expiry date	[3]	Nov. 09, 2023	Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[3]	$ 0.126	$ 0.126
Exercise price (in dollars per share) | $ / shares	[3]	$ 0.242	$ 0.242
Opening balance (in shares)	[3]	715,420	715,420
Issued (in shares)	[3]	0	0
Exercised (in shares)	[3]	0	0
Transferred (in shares)	[3]	(715,420)	0
Closing balance (in shares)	[3]	0	715,420
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[3]	14-Nov-19	14-Nov-19
Vesting date	[3]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[3]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[3]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[3]	$ 0.243	$ 0.243
Opening balance (in shares)	[3]	653,594	653,594
Issued (in shares)	[3]	0	0
Exercised (in shares)	[3]	0	0
Transferred (in shares)	[3]	0	0
Closing balance (in shares)	[3]	653,594	653,594
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2],[3]	16-Nov-20	16-Nov-20
Vesting date	[2],[3]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[2],[3]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[2],[3]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[2],[3]	$ 0.185	$ 0.185
Opening balance (in shares)	[2],[3]	978,969	652,646
Issued (in shares)	[2],[3]	0	0
Exercised (in shares)	[2],[3]	0	0
Transferred (in shares)	[2],[3]	0	326,323	[4]
Closing balance (in shares)	[2],[3]	978,969	978,969

[1]	NEDs refers to Non-executive directors.
[2]	No options were issued or transferred during the year ended June 30, 2024.
[3]	Ex-NEDs refers to former Non-executive directors.
[4]	Reflects options transterred as a result of director departures.